Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 79,370,808	₩ 78,776,991
Liabilities	31,607,510	32,104,377
Equity	47,763,298	46,672,614	₩ 47,326,725	₩ 45,765,269
Sales	64,785,709	65,154,636	60,186,867
Net income (loss)	2,038,165	1,932,386	₩ 2,909,311
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	474,387	537,138
Liabilities	170,678	237,563
Equity	303,709	299,575
Sales	216,648	300,986
Net income (loss)	32,334	116,049
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	516,659	552,760
Liabilities	786	783
Equity	515,873	551,977
Net income (loss)	7,479	10,249
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	677,508	645,013
Liabilities	357,843	384,586
Equity	319,665	260,427
Sales	738,977	656,320
Net income (loss)	63,269	14,229
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	250,364	249,384
Liabilities	78,589	78,285
Equity	171,775	171,099
Sales	17,591	16,597
Net income (loss)	2,576	2,101
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	610,089	667,454
Liabilities	492,620	525,308
Equity	117,469	142,146
Sales	313,438	320,950
Net income (loss)	(24,677)	(18,796)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	164,708	169,305
Liabilities	108,441	111,502
Equity	56,267	57,803
Sales	85,537	75,474
Net income (loss)	(1,536)	824
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,014,410	1,049,629
Liabilities	951,321	931,937
Equity	63,089	117,692
Sales	50,575	45,566
Net income (loss)	(36,449)	(92,202)
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	53,019	63,554
Liabilities	22,971	35,003
Equity	30,048	28,551
Sales	17,824	16,237
Net income (loss)	1,497	439
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		305,876
Liabilities		174,640
Equity		131,236
Sales		459,491
Net income (loss)		(5,294)
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	187,156	177,024
Liabilities	138,219	144,186
Equity	48,937	32,838
Sales	18,342	15,507
Net income (loss)	(887)	(3,962)
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		430,227
Liabilities		435,699
Equity		(5,472)
Sales		12,929
Net income (loss)		(85,344)
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	50,479	59,464
Liabilities	1,062	1,061
Equity	49,417	58,403
Sales	2,841	2,401
Net income (loss)	3,502	(12,313)
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,950	2,618
Liabilities	1,648	1,414
Equity	302	1,204
Sales	4,416	5,167
Net income (loss)	(966)	70
Domestic [member] | Pospower Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	707,051	425,632
Liabilities	199,846	35,761
Equity	507,205	389,871
Net income (loss)	(5,294)	(4,536)
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	136,203	30
Liabilities	7,322
Equity	128,881	30
Net income (loss)	(509)
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	11,143,705	9,666,619
Liabilities	5,718,152	6,043,492
Equity	5,425,553	3,623,127
Sales	5,037,471	3,259,256
Net income (loss)	1,660,577	497,469
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	752,617	726,810
Equity	752,617	726,810
Net income (loss)	47,521	41,812
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	268,139	317,842
Liabilities	36,857	50,945
Equity	231,282	266,897
Sales	167,022	229,340
Net income (loss)	112,949	150,550
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	969,280	710,518
Liabilities	637,478	384,572
Equity	331,802	325,946
Sales	1,145,794	1,341,849
Net income (loss)	1,704	2,159
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	5,703,501	5,562,877
Liabilities	4,202,704	4,171,896
Equity	1,500,797	1,390,981
Sales	638,797	731,127
Net income (loss)	(504,077)	(529,844)
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,959,365	4,194,242
Liabilities	4,249,083	4,192,867
Equity	(289,718)	1,375
Sales	1,623,843	1,860,198
Net income (loss)	(465,853)	(542,865)
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,808,529	1,726,410
Liabilities	906,254	1,009,731
Equity	902,275	716,679
Sales	555,075	343,471
Net income (loss)	254,582	70,717
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,276,857	1,232,208
Liabilities	1	1
Equity	1,276,856	1,232,207
Net income (loss)	95,306	44,320
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	471,377	465,463
Liabilities	331,194	329,084
Equity	140,183	136,379
Sales	245,509	207,956
Net income (loss)	2,432	(4,569)
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	232,935	217,883
Liabilities	147	110
Equity	232,788	217,773
Sales	69,577	54,357
Net income (loss)	67,507	52,720
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	423,608	332,305
Liabilities	392,226	274,580
Equity	31,382	57,725
Sales	112,568	128,609
Net income (loss)	(28,360)	(8,451)
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	222,266	223,009
Liabilities	158,451	155,407
Equity	63,815	67,602
Sales	18,163	13,461
Net income (loss)	(6,233)	887
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	65,413	73,515
Liabilities	15,232	24,264
Equity	50,181	49,251
Sales	101,101	121,104
Net income (loss)	28	(2,231)
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	61,847	61,782
Liabilities	33,989	34,740
Equity	27,858	27,042
Sales	77,371	85,619
Net income (loss)	327	₩ 78
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	73,604
Liabilities	17,765
Equity	55,839
Sales	641
Net income (loss)	₩ 153